Stock-Based Compensation - Schedule of Price Received from Sales to Third Parties of Common Stock (Details) (Parenthetical)		1 Months Ended	12 Months Ended
	Jun. 17, 2015	Jun. 17, 2015	Dec. 31, 2014
Reverse stock split description	1-for-7.15 reverse stock split	1-for-7.15 reverse stock split
2005 [Member] | Common Stock [Member]
Reverse stock split description			common stock on a 7.15-for-1 basis
2006 [Member] | Series A-2 Preferred Stock [Member]
Reverse stock split description			common stock on a 7.15-for-1 basis
2008-2009 [Member] | Series A-3 Preferred Stock [Member]
Reverse stock split description			common stock on a 7.15-for-1 basis
2010-2013 [Member] | Series B Preferred Stock [Member]
Reverse stock split description			common stock on a 7.15-for-1 basis
2014 [Member] | Series C Preferred Stock [Member]
Reverse stock split description			common stock on a 7.15-for-1 basis